Personnel expenses	12 Months Ended
Dec. 31, 2024
Personnel Expense [Abstract]
Personnel expenses
22.
Personnel expenses

	Note	2024	2023
Short-term employee benefits		2,392,249	2,007,954
Contributions to defined contribution plans		9,011	8,399
Current and past service costs related to defined benefit plans	15	56,223	58,537
Termination benefits		27,758	16,743
Equity-settled share-based payment transactions	20	11,074	13,451
Cash-settled share-based payment transactions	20	-	4,538
		2,496,315	2,109,622